Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Line of Credit

7. Line of Credit

Line of Credit – In connection with the Arena Notes Default (as further described below in Note 18) there was a cross-default under the SLR Digital Finance LLC (“SLR” and the “SLR Default”) financing and security agreement for a line of credit (the “Line of Credit”), where the Line of Credit, as amended, was terminated. In connection with the termination, the Company paid SLR $3,448, representing the amount due on the outstanding loan balance, accrued interest, certain fees and contingency reserves other fees in connection with the termination. In connection with the SLR Default, SLR no longer provided funding under the Line of Credit while paying down the Line of Credit with payments received from the Company’s customers in accordance with the terms of the agreement. As of March 31, 2024, the Company repaid the full amount due under the Line of Credit and has an amount due of $1,715 from SLR representing excess collections under the Line of Credit as reflected in prepayments and other current assets on the condensed consolidated balance sheets.

The Line of Credit, as amended, provided for (i) $40,000 maximum amount of advances available (subject to certain limits and eighty-five (85%) of eligible accounts receivable), (ii) an interest rate at the prime rate plus 4.0% per annum of the amount advanced (subject to minimum utilization of at least 10% of the maximum amount of advances available), (iii) payment of a fee equal to 2.25% of the maximum line amount with respect to any termination of the agreement prior to December 31, 2025 at the option of the Company at any time with 60 day notice, (iv) a payment of a performance fee in the amount equal to 2.25% of the maximum line amount, under certain circumstances in connection with the Business Combination (as further described below), and (v) a payment of a success fee in connection with the Business Combination under certain circumstances. As of December 31, 2023, the outstanding balance under the Line of Credit was $19,609.

The Company has refinanced the Line of Credit with a new credit facility with Simplify Inventions, LLC (“Simplify”), as further described in Note 10.

Information for the three months ended March 31, 2024 and 2023 with respect to interest expense related to the Line of Credit is provided under the heading Interest Expense in Note 12.

14. Line of Credit

Arena Credit Agreement – On December 15, 2022, the Company entered into an amendment to its financing and security agreement for its line of credit with SLR Digital Finance LLC (“SLR” or the “amended line of credit”), as further amended on August 31, 2023 in connection with the Business Combination (see Note 28) (the “SLR Amendment”) pursuant to which the SLR Amendment provided for an extension of the maturity date, additional event of default provisions in connection with the Business Combination, payment of certain fees in connection with the Business Combination, additional borrowings under the 2023 Notes (see Note 18) pursuant to the First Amendment (see Note 18 and Note 27), and issuance of Series A preferred stock in connection with the Business Combination, all of which are more fully described herein. Collectively the amended line of credit and SLR Amendment are referred to as the “line of credit” (or the “Arena Credit Agreement”). In connection with the Arena Notes Default (as further described under the heading Arena Loan Agreement in Note 28) there was a cross-default of the line of credit, or the SLR Default (as further described under the heading Arena Credit Agreement Default in Note 28). The line of credit provided for (i) $40,000 maximum amount of advances available (subject to certain limits and eighty-five (85%) of eligible accounts receivable) pursuant to the amended line of credit, (ii) an interest rate at the prime rate plus 4.0% per annum of the amount advanced (subject to minimum utilization of at least 10% of the maximum amount of advances available) (as of December 31, 2023 the stated interest rate was 12.5%), (iii) payment of a fee equal to 2.25% of the maximum line amount with respect to any termination of the agreement prior to December 31, 2025 at the option of the Company at any time with 60 day notice pursuant to the SLR Amendment, (iv) a payment of a performance fee in the amount equal to 2.25% of the maximum line amount, under certain circumstances pursuant to the Business Combination in connection with a deal deadline or in the event of a deal failure, as defined in the SLR Amendment, further the performance fee will survive the termination of the agreement, pursuant to the SLR Amendment, (v) a payment of a success fee if the Business Combination is consummated, of 0.3% or 0.6% of the maximum line amount if the transaction closes on or before December 31, 2023 or after December 31, 2023, respectively, or $0 if the transaction closes after the deal deadline, pursuant to the SLR Amendment, and (vi) a maturity date of December 31, 2025. The SLR Amendment also permitted the Company to enter into the 2023 Notes in an aggregate of $8,000 (as further described under the heading 2023 Bridge Notes in Note 18) and permitted the issuance of the Series A preferred stock for $25,000 in connection with the Business Combination. The line of credit was for working capital purposes and was secured by a first lien on all the Company’s cash and accounts receivable and a second lien on all other assets.

In connection with the SLR Amendment and amended line of credit, the Company incurred debt costs of $200 and $441, respectively, with the SLR Amendment debt cost plus the unamortized debt cost at the time of the SLR Amendment being amortized over the life of the extended maturity date of the line of credit. The unamortized balance, as of December 31, 2023 and 2022, was reflected in prepayment and other current assets of $209 and $216, respectively, and other long-term assets of $209 and $216, respectively. As of December 31, 2023, the effective interest rate on the line of credit was 13.7%. As of December 31, 2023 and 2022, the balance outstanding under the line of credit was $19,609 and $14,092, respectively, as reflected on the consolidated balance sheets. As of December 31, 2023, in connection with the SLR Default, the Company recorded a $900 termination fee representing 2.25% of the maximum line amount, as reflected in accrued expenses and other on the consolidated balance sheets.